RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 29, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	29 June 2018	30 June 2017
	€ million	€ million
Amounts affecting revenue	29	28
Amounts affecting cost of sales	(1,429)	(1,484)
Amounts affecting operating expenses	2	(5)
Total net amount affecting the Consolidated Income Statement	(1,398)	(1,461)

The following table summarises the transactions with TCCC that impacted the Consolidated Statement of Financial Position as at the dates presented:

	29 June 2018	31 December 2017
	€ million	€ million
Amount due from TCCC	97	71
Amount payable to TCCC	210	162
The following table summarises the transactions with Cobega that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	29 June 2018	30 June 2017
	€ million	€ million
Amounts affecting revenues	—	2
Amounts affecting cost of sales	(39)	(38)
Amounts affecting operating expenses	(7)	(9)
Total net amount affecting the Consolidated Income Statement	(46)	(45)
The following table summarises the transactions with Cobega that impacted the Consolidated Statement of Financial Position as at the dates presented:

	29 June 2018	31 December 2017
	€ million	€ million
Amount due from Cobega	4	4
Amount payable to Cobega	25	16